Expense Example {- Franklin LifeSmart™ 2060 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2060 Retirement Target Fund	Jan. 29, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	938
Class C
Expense Example:
1 year	248
3 years	641
Class R
Expense Example:
1 year	97
3 years	488
Class R6
Expense Example:
1 year	41
3 years	317
Advisor Class
Expense Example:
1 year	46
3 years	$ 332